LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 70,190	$ 27,942
Current	8,657,704	5,880,281
Loans and Leases Receivable, Gross	8,727,894	5,908,223
Purchased impaired loans, carrying balance	96,320	104,960
Total loans and leases	8,824,214	6,013,183
Greater than 90 days past due and still accruing	63	62
30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	37,266	6,896
60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	5,536	3,179
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	27,388	17,867
Commercial & industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	20,833	7,490
Current	2,488,450	1,901,821
Loans and Leases Receivable, Gross	2,509,283	1,909,311
Purchased impaired loans, carrying balance	5,378	3,432
Total loans and leases	2,514,661	1,912,743
Greater than 90 days past due and still accruing	0	0
Commercial & industrial | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	13,369	755
Commercial & industrial | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	41	1,657
Commercial & industrial | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	7,423	5,078
Lease financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	352	485
Current	93,063	88,862
Loans and Leases Receivable, Gross	93,415	89,347
Purchased impaired loans, carrying balance	0	0
Total loans and leases	93,415	89,347
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	352	485
Lease financing | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Lease financing | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	234
Current	548,687	467,216
Loans and Leases Receivable, Gross	548,687	467,450
Purchased impaired loans, carrying balance	248	280
Total loans and leases	548,935	467,730
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	234
Construction real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	20,081	10,694
Current	3,682,455	2,419,969
Loans and Leases Receivable, Gross	3,702,536	2,430,663
Purchased impaired loans, carrying balance	52,145	59,428
Total loans and leases	3,754,681	2,490,091
Greater than 90 days past due and still accruing	0	0
Commercial real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	6,279	1,716
Commercial real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,158	201
Commercial real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	12,644	8,777
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	18,571	3,329
Current	902,404	430,500
Loans and Leases Receivable, Gross	920,975	433,829
Purchased impaired loans, carrying balance	34,671	37,562
Total loans and leases	955,646	471,391
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	11,060	526
Residential real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,976	811
Residential real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	4,535	1,992
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	9,051	4,863
Current	804,835	485,127
Loans and Leases Receivable, Gross	813,886	489,990
Purchased impaired loans, carrying balance	3,396	3,614
Total loans and leases	817,282	493,604
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	5,245	2,716
Home equity | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,228	394
Home equity | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,578	1,753
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	602	413
Current	92,128	40,529
Loans and Leases Receivable, Gross	92,730	40,942
Purchased impaired loans, carrying balance	482	644
Total loans and leases	93,212	41,586
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	420	179
Installment | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	37	29
Installment | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	145	205
Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	700	434
Current	45,682	46,257
Loans and Leases Receivable, Gross	46,382	46,691
Purchased impaired loans, carrying balance	0	0
Total loans and leases	46,382	46,691
Greater than 90 days past due and still accruing	63	62
Credit card | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	541	285
Credit card | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	96	87
Credit card | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 63	$ 62